Financial Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Interest expense on lease liabilities	$ 77	$ 74	$ 71